(2_FIDELITY_LOGOS)FIDELITY

GLOBAL BOND
FUND
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     21   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    25   Notes to the financial statements.

REPORT OF INDEPENDENT    30   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, as well as reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value). You can also look at the fund's dividends and yields.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995            PAST 1   PAST 5   LIFE OF
                                           YEAR     YEARS    FUND

Global Bond                                6.66%    28.11%   92.68%

Salomon Brothers World Government
 Bond Index                                19.04%   68.65%   n/a

Average General World Income Fund          18.05%   47.85%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 30, 1986. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers World Government Bond Index - a widely used world government bond indicator. To measure how the fund's performance stacked up against its peers, you can compare it to the average general world income fund, which reflects the performance of 135 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude sales charges. Recent U.S. Consumer Price Index (CPI) information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995      PAST 1   PAST 5   LIFE OF
                                     YEAR     YEARS    FUND

Global Bond                          6.66%    5.08%    7.55%

Salomon Brothers World Government
 Bond Index                          19.04%   11.02%   n/a

Average General World Income Fund    18.05%   8.09%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Global Bond FundSB World Governme
     12/31/86        10000.00         10000.00
     01/31/87        10311.24         10300.19
     02/28/87        10451.57         10461.77
     03/31/87        10698.66         10703.84
     04/30/87        10786.19         10826.47
     05/31/87        10625.67         10719.17
     06/30/87        10585.27         10632.94
     07/31/87        10339.13         10420.90
     08/31/87        10556.94         10578.02
     09/30/87        10392.69         10280.39
     10/31/87        10975.54         10972.73
     11/30/87        11449.59         11354.03
     12/31/87        11913.69         11840.71
     01/31/88        11584.23         11776.20
     02/29/88        11669.26         11879.03
     03/31/88        11956.20         12091.08
     04/30/88        11945.58         12032.32
     05/31/88        11892.44         11919.27
     06/30/88        11764.91         11659.32
     07/31/88        11775.53         11588.43
     08/31/88        11690.51         11458.77
     09/30/88        11828.67         11754.49
     10/31/88        12190.02         12297.37
     11/30/88        12413.20         12485.79
     12/31/88        12350.32         12358.69
     01/31/89        12315.76         12177.94
     02/28/89        12212.07         12186.24
     03/31/89        12177.51         12016.99
     04/30/89        12338.80         12176.02
     05/31/89        12131.43         11919.27
     06/30/89        12384.89         12158.78
     07/31/89        12788.12         12712.52
     08/31/89        12603.78         12285.24
     09/30/89        12753.55         12518.36
     10/31/89        12926.37         12623.11
     11/30/89        13064.62         12737.43
     12/31/89        13329.59         12893.27
     01/31/90        13293.50         12722.74
     02/28/90        13125.08         12527.30
     03/31/90        13281.47         12403.40
     04/30/90        13281.47         12365.08
     05/31/90        13461.93         12775.76
     06/30/90        13750.66         13010.16
     07/31/90        14231.87         13417.64
     08/31/90        14147.66         13312.90
     09/30/90        14328.11         13461.71
     10/31/90        14664.96         14063.36
     11/30/90        14821.35         14296.48
     12/31/90        14966.02         14437.63
     01/31/91        15294.80         14798.49
     02/28/91        15439.46         14802.96
     03/31/91        15229.04         14265.18
     04/30/91        15439.46         14484.89
     05/31/91        15623.57         14466.37
     06/30/91        15439.46         14315.00
     07/31/91        15597.48         14620.94
     08/31/91        15744.37         14903.88
     09/30/91        16105.47         15487.00
     10/31/91        16323.48         15649.23
     11/30/91        16241.73         15893.85
     12/31/91        16877.42         16720.32
     01/31/92        16707.23         16423.33
     02/29/92        16778.14         16331.99
     03/31/92        16749.97         16158.91
     04/30/92        16977.66         16274.51
     05/31/92        17290.75         16773.97
     06/30/92        17505.10         17243.41
     07/31/92        17767.43         17645.14
     08/31/92        18025.90         18138.85
     09/30/92        17774.98         18320.88
     10/31/92        17659.43         17823.34
     11/30/92        17394.30         17540.40
     12/31/92        17619.52         17645.14
     01/31/93        17823.07         17952.99
     02/28/93        18097.52         18306.19
     03/31/93        18496.21         18587.21
     04/30/93        18672.10         18980.01
     05/31/93        19015.32         19170.34
     06/30/93        19397.07         19129.46
     07/31/93        19692.25         19183.75
     08/31/93        20189.71         19760.49
     09/30/93        20304.78         19994.89
     10/31/93        20830.76         19961.04
     11/30/93        20764.44         19817.97
     12/31/93        21479.33         19986.59
     01/31/94        21713.86         20147.54
     02/28/94        20531.66         20015.97
     03/31/94        19053.47         19987.23
     04/30/94        18678.26         20010.22
     05/31/94        18782.43         19834.58
     06/30/94        17973.21         20120.71
     07/31/94        18300.43         20281.02
     08/31/94        18527.75         20210.77
     09/30/94        18528.69         20357.03
     10/31/94        18613.12         20683.40
     11/30/94        18690.13         20399.18
     12/31/94        17975.74         20455.39
     01/31/95        17818.85         20884.59
     02/28/95        17768.50         21419.17
     03/31/95        17884.41         22691.45
     04/30/95        18186.00         23111.71
     05/31/95        18734.45         23761.90
     06/30/95        18909.95         23901.77
     07/31/95        18874.86         23957.97
     08/31/95        18291.87         23134.70
     09/30/95        18608.17         23651.40
     10/31/95        18836.41         23827.68
     11/30/95        18963.79         24093.38
     12/29/95        19172.22         24349.49

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Global Bond Fund on December 31, 1986, shortly after the fund started. As the chart shows, by December 31, 1995, the value of your investment would have grown to $19,172 - a 91.72% increase on your initial investment. For comparison, look at how the Salomon Brothers World Government Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $24,349 - a 143.49% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the
globe offer the potential for
significant growth over time;
however, investing in foreign
markets means assuming
greater risks than investing in
the United States. Factors like
changes in a country's financial
markets, its local political and
economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United
States.
(checkmark)
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1995    PAST          PAST 6         PAST 1
                                   MONTH         MONTHS         YEAR A

Dividends per share                4.86(cents)   29.40(cents)   57.63(cents)

Annualized dividend rate           5.76%         5.92%          5.87%

30-day annualized yield            4.56%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on the fund's average share price of $9.93 over the past month, $9.86 over the past six months and $9.82 over the past year, you can compare the fund's income over these three periods.
The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. It does not reflect the cost of hedging and other currency gains and losses.
A DIVIDENDS PAID ARE BASED ON THE FUND'S INVESTMENT INCOME AND DO NOT REFLECT CURRENCY-RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID DURING 1995 OF APPROXIMATELY 6(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Both developed and emerging
fixed-income markets recorded
strong returns in 1995. For the
12 months ended December 31,
1995, the Salomon Brothers World
Government Bond Index - a
proxy of government bond market
performance in developed nations
including the U.S. - rose
19.04%. Emerging markets
shrugged off the fallout from
December 1994's Mexican peso
devaluation to record strong
returns. The J.P. Morgan Emerging
Markets Bond Index posted a
27.54% return for the year. To
compare, the Lehman Brothers
Aggregate Bond Index - a broad
measure of taxable bonds in the
U.S. market - had a total return of
18.47%. Bond markets in
developed countries benefited
from slow economic growth and
relatively low inflation pressures.
This led to a more favorable interest
rate environment, as the central
banks of the U.S., Germany and
Great Britain all lowered their
respective short-term interest
rates. Record low interest rates
in Japan and a strengthening
dollar pushed a significant amount
of money into the U.S., as overseas
investors in 1995 purchased a
record net $99.4 billion in U.S.
Treasury securities - helping fuel
the U.S. rally. The bulk of emerging
markets' total return came from a
springtime rally following the
announcement of a $50 billion
bailout package for Mexico by the
U.S. Treasury and the International
Monetary Fund.
An interview with Jonathan Kelly, Portfolio Manager of Fidelity Global Bond
Fund
Q. HOW DID THE FUND PERFORM, JONATHAN?
A. For the 12 months ended December 31, 1995, the fund had a total return of 6.66%. During the same period, the average general world income fund tracked by Lipper Analytical Services returned 18.05% and the Salomon Brothers World Government Bond Index had a return of 19.04%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The fund had a disappointing year. Its 12-month return suffered most on a relative basis in the first quarter. During that period, the fund's structure was characterized by hedging most of its foreign currency exposure and investing in emerging market debt. Both hurt the fund, as the dollar depreciated rapidly and emerging market debt suffered a market sell-off. In March, the fund changed its focus, removing its foreign currency hedges and deciding, for the time being, not to invest in emerging markets. Subsequently, the fund has done much better, delivering returns that are essentially in line with the world government bond market, as represented by the Salomon Brothers World Government Bond Index.
Q. IN THE FUND'S SEMIANNUAL REPORT YOU DESCRIBE HOW THE FUND'S DURATION - OR INTEREST RATE SENSITIVITY - AND CURRENCY EXPOSURE WILL MIRROR THAT OF THE MARKET AS REPRESENTED BY THE SALOMON BROTHERS WORLD GOVERNMENT INDEX. HOW DOES THIS INVESTMENT APPROACH WORK?
A. The idea is that while I keep the fund's interest rate and currency sensitivity relatively neutral to the market - as represented by the index
- I attempt to find undervalued securities that have the potential for outperforming it. There are three ways I do that: credit research, quantitative research and opportunistic trading.
Q. CAN YOU GIVE SOME EXAMPLES?
A. Sure. In terms of credit research, I've tried to take advantage of Fidelity's extensive research teams in Boston and London to find credit-worthy issuers with bonds offering attractive yield advantages relative to government issues. Recently, I've targeted both corporate and government agency bonds in the U.S., United Kingdom and Canada. In addition, our quantitative analysts have worked to identify price inefficiencies that are specific to certain countries. For example, in the United Kingdom, the fund emphasized high-coupon government bonds that traded at a discount to low-coupon bonds because of both withholding tax considerations and market structure. Finally, in terms of trading, we have sought to capitalize on wide disparities in bid and ask prices in various foreign markets.
Q. WHAT FACTORS DO YOU CONSIDER WHEN DETERMINING THE FUND'S COUNTRY
ALLOCATION?
A. The investment approach I outlined above is more of a bottom-up, issuer-by-issuer approach. From time to time, however, I will notice a close correlation between two countries and try to use it to the fund's advantage. For example, Germany and the Netherlands have very closely related currencies and interest rate fluctuations. Earlier this year, shorter-term Dutch bonds appeared undervalued relative to shorter-term German bonds, while longer-term German bonds appeared undervalued relative to longer-term Dutch bonds. As a result, I concentrated the fund's exposure in shorter-term Dutch bonds and longer-term German bonds.
Q. DID CURRENCIES HAVE AN EFFECT ON THE FUND'S DIVIDENDS THIS YEAR?
A. Yes, currency-related losses caused part of this year's dividend to be non-taxable. Most of this resulted from losses carried over from 1994, however. But dividends are only part of the story. Overall, currencies helped the fund slightly in terms of total return, because foreign currencies generally strengthened versus the dollar over the course of the year.
NOTE TO SHAREHOLDERS: EFFECTIVE FEBRUARY 26, 1996, CHRISTINE THOMPSON AND IAN SPREADBURY BECAME CO-MANAGERS OF THE FUND. MS. THOMPSON JOINED FIDELITY IN 1985 AND ALSO MANAGES FIDELITY U.S. BOND INDEX FUND AND FIDELITY INTERMEDIATE BOND FUND. SHE WILL MANAGE THE U.S. PORTION OF THE FUND. MR. SPREADBURY, WHO WILL MANAGE THE INTERNATIONAL PORTION OF THE FUND, JOINED FIDELITY INTERNATIONAL, LIMITED, A SISTER COMPANY OF FIDELITY INVESTMENTS, IN 1995, AND IS AN INVESTMENT DIRECTOR OF FIXED-INCOME. THE FOLLOWING IS THEIR COMMENT ON THE OUTLOOK FOR THE FUND.
Q. WHAT'S YOUR OUTLOOK?
A. We are cautiously optimistic. Economic fundamentals for fixed-income investments are generally positive, as economic growth is slowing and inflation is falling in most areas of the world. However, valuation levels are not as attractive as they were in early 1995 as interest rates have fallen quite sharply in much of the world. Additionally, foreign markets appear undervalued when compared to the U.S. As with any global portfolio, political and economic factors can affect the fund, and the performance of the dollar versus other currencies also will affect performance.
FUND FACTS
GOAL: high total return by
investing in debt securities
from around the world
START DATE: December 30,
1986
SIZE: as of December 31,
1995, more than $196 million
MANAGERS: Jonathan Kelly,
from1993 to February 1996;
Christine Thompson and Ian
Spreadbury, since February
1996
(checkmark)
IAN SPREADBURY ON CURRENCY AS
A DIVERSIFICATION TOOL IN A
GLOBAL PORTFOLIO:
"Although currencies can be
both volatile and
unpredictable, when used
properly they can be a good
way to diversify a global bond
portfolio. Typically, when the
U.S. bond market goes down,
the dollar also weakens.
Therefore, when this happens,
non-dollar denominated
securities can provide
diversification. Although the
fund is managed in a more
bottom-up style, I always try to
be aware of these
relationships."
"Another way I value global
bonds is by real yield. In other
words, I take the yield of a
bond and subtract the inflation
rate to get its real return. For
example, real yields are one
reason why European
fixed-income securities are
currently an attractive
investment relative to
opportunities elsewhere in the
world. In Europe, economic
growth is slow, inflation is not
a threat and many European
bonds are trading at higher
than average yields."
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP COUNTRIES AS OF DECEMBER 31, 1995
(BY LOCATION OF ISSUER)   % OF FUND'S    % OF FUND'S
                          INVESTMENTS    INVESTMENTS
                                         SIX MONTHS AGO

United States             33             34

Germany                   17             13

France                    7              7

United Kingdom            6              5

Austria                   5              5

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. THE FUND'S LARGEST POSITION AS OF DECEMBER 31, 1995 WAS IN SECURITIES OF UNITED STATES ISSUERS.
TOP INTEREST RATE EXPOSURES AS OF DECEMBER 31, 1995
(ESTIMATED, BY COUNTRY)   % OF FUND'S TOTAL        % OF INTEREST RATE
                          INTEREST RATE EXPOSURE   EXPOSURE SIX MONTHS
                                                   AGO

United States             34                       33

Japan                     18                       23

Germany                   9                        11

France                    7                        7

United Kingdom            6                        6

FIDELITY ESTIMATES INTEREST RATE EXPOSURES BASED ON THE DURATION, OR INTEREST RATE SENSITIVITY, OF THE FUND'S HOLDINGS. AS OF DECEMBER 31, 1995, THE FUND WAS MOST SENSITIVE TO INTEREST RATE MOVEMENTS IN THE U.S., WHICH ACCOUNTED FOR APPROXIMATELY 34% OF THE FUND'S INTEREST RATE EXPOSURE.
ASSET ALLOCATION
AS OF DECEMBER 31, 1995 AS OF JUNE 30, 1995
37
Row: 1, Col: 1, Value: 11.3
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 22.0
Row: 1, Col: 4, Value: 43.6
Row: 1, Col: 5, Value: 21.1
Row: 1, Col: 1, Value: 15.4
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 24.2
Row: 1, Col: 4, Value: 40.3
Row: 1, Col: 5, Value: 18.1
Corporate bonds 22.1%
Foreign
government
obligations 43.6%
U.S. government
obligations 22.0%
Short-term
investments 1.0%
Other 11.3%
Corporate bonds 18.1%
Foreign
government
obligations 40.6%
U.S. government
obligations 24.2%
Short-term
investments 1.7%
Other 15.4%
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 22.1%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (A) (NOTE 1)
ARGENTINA - 1.8%
Alto Parana:
euro 12%, 3/4/05 (g)  - $ 1,610,000 $ 1,207,500
 12%, 3/4/05 (g)(h)  -  3,000,000  2,250,000
  3,457,500
AUSTRALIA - 0.9%
Queensland Treasury Corp.:
8%, 7/14/99  Aaa AUD 965,000  725,892
 8%, 8/14/01  Aaa AUD 1,390,000  1,033,889
  1,759,781
CANADA - 1.8%
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14  A2  140,000  170,932
Canada Mortgage & Housing Corp.
8.80%, 3/1/00  Aa1 CAD 2,400,000  1,900,685
Ford Credit CDA Ltd. 8 3/4%, 3/20/00  A1 CAD 1,000,000  775,017
Methanex Corp. 8 7/8%, 11/15/01  A3  480,000  532,003
  3,378,637
GERMANY - 5.4%
Deutsche Bank Finance NV
4 1/8%, 11/15/99 (b)  Aaa JPY 600,000  6,324,952
Lake Baden Wuerttemberg Finance NV euro
3 3/4%, 6/21/99 (b)  Aaa JPY 400,000  4,158,608
  10,483,560
KOREA (SOUTH) - 0.3%
Korea Development Bank:
9.29%, 3/13/98  A1  120,000  128,795
 9.25%, 6/15/98  A1  150,000  160,800
 9.48%, 4/2/01  A1  60,000  69,136
 yankee, 7%, 7/15/99  A1  150,000  154,973
  513,704
NETHERLANDS - 0.2%
Ford Capital BV:
yankee 9 3/8%, 1/1/98  A1  100,000  107,096
 gtd. 9%, 8/15/98  A1  250,000  269,813
  376,909
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (A) (NOTE 1)
NETHERLANDS ANTILLES - 0.3%
Deutsche Bank Finance NV 10 1/4%, 2/24/97  Aaa SEK 3,600,000 $ 551,233
UNITED KINGDOM - 1.8%
ASDA Group PLC 10 7/8%, 4/20/10  A3 GBP 200,000  364,426
Ford Credit Europe PLC:
euro 8 5/8%, 11/21/97  A1 GBP 200,000  319,455
 11.70%, 11/18/98 (b)  A1 ITL 1,185,000  768,609
Lloyds Bank PLC 7 3/8%, 3/11/04  Aa3 GBP 250,000  369,854
Rolls-Royce PLC 11 5/8, 7/30/98  A3 GBP 250,000  428,879
Royal Insurance Holdings PLC
9 5/8%, 3/25/03  A2 GBP 200,000  331,240
Severn Trent PLC 11 1/2%, 7/12/99  A1 GBP 235,000  413,396
Tesco PLC 8 3/4%, 2/20/03  Aa3 GBP 250,000  409,010
  3,404,869
UNITED STATES OF AMERICA - 9.6%
AMR Corp. 7 3/4%, 12/1/97  Baa  120,000  123,238
Bank of Boston Corp. 9 1/2%, 8/15/97  Baa  320,000  339,389
Banponce Corp. 6 3/4%, 12/15/05  Baa  160,000  162,016
Chrysler Financial Corp.:
euro 9 1/2%, 4/12/96  BBB  150,000  151,515
 10.34%, 5/15/08  A3  1,000,000  1,015,510
Citicorp 8.80%, 2/1/00  A1  180,000  185,823
Comdisco, Inc. 6 1/2%, 6/15/00  Baa  600,000  610,770
Continental Bank Mortgage Corp.
9 7/8%, 6/15/96  A2  190,000  193,268
Discover Card Trust 6 1/8%, 5/15/98  A2  170,000  169,946
Enron Corp:
10%, 6/1/98  Baa  100,000  109,376
 8 1/2%, 2/1/00  Baa  90,000  92,511
First Bank Systems, Inc. 9.89%, 3/6/96  A3  140,000  141,268
First Fidelity Bancorporation:
8 1/2%, 4/1/98  A3  240,000  253,968
 9 5/8%, 8/15/99  A3  40,000  44,946
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa  100,000  102,046
Firstar Corp. 7.15%, 9/1/00  A3  320,000  331,949
Fleet Financial Group, Inc. 7 5/8%, 12/1/99  A3  40,000  42,236
Ford Credit Auto Loan Master Trust
7 3/8%, 4/15/99  Aaa  230,000  234,761
Ford Credit Grantor Trust 5.90%, 10/15/00  Aaa  739,249  742,599
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (A) (NOTE 1)
UNITED STATES OF AMERICA - CONTINUED
Ford Motor Credit Co. 9 1/2%, 4/15/00  A1 $ 250,000 $ 283,025
General Electric Capital Corp.:
 6 1/2%, 2/8/99  Aaa SEK 6,250,000  898,774
 7 3/8%, 2/8/99 (b)  Aaa ITL 2,950,000  1,704,424
Georgia-Pacific Corp. 9.85%, 6/15/97  Baa  270,000  284,664
Golden West Financial Corp. 9.15%, 5/23/98  A3  150,000  161,460
Green Tree Securitized Net Interest Margin Trust
6.90%, 2/15/04  Baa  147,396  148,409
Gulf States Utilities Co. 9.72%, 7/1/98  Ba1  262,000  273,248
Long Island Lighting Co.:
8 3/4%, 5/1/96  Baa  290,000  293,564
 7.30%, 7/15/99  Ba1  175,000  176,533
MBNA Master Credit Card Trust 7 1/4%, 6/15/99 Aaa 390,000 399,017 Manufacturers Hanover Corp.
8 1/2%, 2/15/99  A2  130,000  140,005
Meridian Bancorp, Inc. 6%, 12/1/96 (e)  Baa  445,000  444,226
Morgan Guaranty Trust Co. NY
11 3/8%, 10/6/97 (b)  Aa1 ITL 4,000,000  2,544,080
Occidental Petroleum Corp.:
9.20%, 8/15/97  Baa  190,000  200,264
 5.85%, 11/9/98  Baa  90,000  90,221
 5.93%, 11/9/98  Baa  130,000  130,589
 6 3/4%, 9/16/99  Baa  120,000  123,643
Premier Auto Trust 4.90%, 12/15/98  Aaa  240,525  239,209
Provident Bank 6 1/8%, 12/15/00  A3  270,000  271,142
Public Service Co. of New Hampshire 1st mtg.
8 7/8%, 5/15/96  Ba1  430,000  433,900
Quaker Oats Co.:
6.91%, 5/15/03  A3  80,000  83,738
 9 1/8%, 7/15/04  A3  30,000  35,759
 7.51%, 5/2/05  A3  80,000  86,900
 7.30%, 8/29/05  A3  80,000  85,268
Ralcorp Holdings, Inc. 8 3/4%, 9/15/04  Ba1  155,000  174,375
Shawmut Corp. 8 1/8%, 2/1/97  A2  370,000  379,398
Shawmut National Corp. 8 5/8%, 12/15/99  A3  290,000  317,269
Southwest Gas Co. 9 3/4%, 6/15/02  Baa  90,000  105,742
Standard Credit Card Master Trust I:
9%, 8/7/97  A2  360,000  366,638
 5 1/2%, 9/7/98  A2  85,000  84,708
 6 1/4%, 9/7/98  A2  650,000  655,891
Tenneco Credit Corp. 10.05%, 8/17/98  Baa  330,000  362,848
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (A) (NOTE 1)
UNITED STATES OF AMERICA - CONTINUED
Texas Gas Transmission Corp. 8 5/8%, 4/1/04  Baa $ 110,000 $ 124,359
Transcontinental Gas Pipe Line Corp.:
9%, 11/15/96  Baa  750,000  769,868
 8 7/8%, 9/15/02  Baa  90,000  101,861
Union Planters Corp. 6 3/4%, 11/1/05  Baa  200,000  203,504
Valassis Inserts, Inc. 9 3/8%, 3/15/99  Ba2  290,000  292,674
  18,518,332
TOTAL NONCONVERTIBLE BONDS
(Cost $44,408,962)   42,444,525
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 1.2%
Federal National Mortgage Association
7%, 11/1/25 to 12/1/25 (Cost $2,259,924)  Aaa  2,277,002  2,292,584
COMMERCIAL MORTGAGE SECURITIES - 0.2%
Resolution Trust Corp. commercial Series 1995-C2
Class A-1B, 6 1/4%, 5/25/27  Aaa  190,000  190,356
Structured Asset Securities Corp. commercial
Series 1995-C4 Class A1A, 6.90%, 6/25/26  AAA  200,000  202,500
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $390,469)   392,856
GOVERNMENT OBLIGATIONS (D) - 64.4%
ARGENTINA - 1.9%
Province of Chaco, Argentina 11 7/8%,
9/10/97 (f)  -  3,600,000  3,737,160
AUSTRALIA - 0.2%
Commonwealth of Australia 9 3/4%, 3/15/02  A2 AUD 475,000  383,504
AUSTRIA - 4.6%
Republic of Austria euro (b):
11%, 12/16/97  Aaa ITL 3,800,000  2,413,289
 4 1/2%, 9/28/05  Aaa JPY 600,000  6,493,230
  8,906,519
GOVERNMENT OBLIGATIONS (D) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (A) (NOTE 1)
BELGIUM - 2.8%
Kingdom of Belgium:
8 3/4%, 6/25/02  Aa1 BEF 20,000,000 $ 772,310
 5.10%, 11/21/04 (e)  Aa1 BEF 74,000,000  2,506,181
 7 1/2%, 7/29/08  Aaa BEF 60,000,000  2,087,920
  5,366,411
CANADA - 1.7%
Canadian Government:
8 1/2%, 4/1/02  Aa1 CAD 1,540,000  1,226,379
 7 1/2%, 12/1/03  Aa1 CAD 1,410,000  1,064,256
 9%, 12/1/04  Aaa CAD 1,120,000  924,338
  3,214,973
DENMARK - 1.7%
Kingdom of Denmark:
9%, 11/15/98  Aaa DKK 7,500,000  1,467,980
 8%, 3/15/06  Aaa DKK 4,000,000  757,911
 Bullet:
 9%, 11/15/00  Aaa DKK 2,000,000  399,799
  8%, 5/15/03  Aaa DKK 3,500,000  668,580
  3,294,270
FRANCE - 6.8%
French Government:
OAT:
 9.70%, 12/13/97  Aaa FRF 16,500,000  3,636,625
  9 1/2%, 1/25/01  Aaa FRF 17,500,000  4,102,059
  5 1/2%, 4/25/04  Aaa FRF 4,000,000  759,727
 8 1/2%, 12/26/12  Aaa FRF 20,000,000  4,635,891
  13,134,302
GERMANY - 11.1%
Federal Republic of Germany:
6 1/8%, 3/20/98  Aaa DEM 8,000,000  5,808,067
 8 3/8%, 5/21/01  Aaa DEM 6,000,000  4,775,382
 8%, 1/21/02  Aaa DEM 11,000,000  8,627,121
 6%, 6/20/16  Aaa DEM 3,500,000  2,242,142
  21,452,712
ITALY - 2.2%
Republic of Italy (b):
9%, 10/1/03  A1 ITL 2,500,000  1,448,363
 8 1/2%, 4/1/04  A1 ITL 5,000,000  2,790,930
  4,239,293
GOVERNMENT OBLIGATIONS (D) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (A) (NOTE 1)
NETHERLANDS - 3.3%
Netherland Government:
6 1/4%, 7/15/98  Aaa NLG 3,750,000 $ 2,443,563
 7%, 6/15/05  Aaa NLG 2,500,000  1,662,935
 8 1/4%, 2/15/07  Aaa NLG 3,100,000  2,236,126
  6,342,624
SPAIN - 2.4%
Kingdom of Spain:
11.45%, 8/30/98  A2 ESP 300,000,000  2,589,704
 10.90%, 8/30/03  A2 ESP 200,000,000  1,747,504
 10 1/2%, 10/30/03  A2 ESP 35,000,000  300,202
  4,637,410
SWEDEN - 1.0%
Kingdom of Sweden 10 1/4%, 5/5/03  Aa1 SEK 11,000,000  1,823,498
UNITED KINGDOM - 3.9%
United Kingdom, Great Britain & Northern Ireland:
13 1/4%, 1/22/97  Aaa GBP 350,000  581,943
 9 3/4%, 8/27/02  Aaa GBP 1,500,000  2,640,879
 13 1/2, 3/26/08  Aaa GBP 850,000  1,808,732
 9%, 10/13/08  Aaa GBP 500,000  865,028
 8 3/4%, 8/25/17  Aaa GBP 900,000  1,542,657
  7,439,239
UNITED STATES OF AMERICA - 20.8%
Federal Farm Credit Bank:
6.56%, 8/05/02  Aaa  140,000  146,300
 6.20%, 9/23/02  Aaa  210,000  215,420
Federal Home Loan Bank 5.40%, 8/3/98 (callable) Aaa 220,000 218,658 Federal National Mortgage Association:
5.45%, 10/10/03  Aaa  170,000  166,255
 7.40%, 7/1/04  Aaa  340,000  374,296
Financing Corp. 8.60%, 9/26/19  Aaa  240,000  307,313
Government Trust Certificates:
(assets of Trust guaranteed by U.S. Government
through Export-Import Bank):
 Series 1993-C 5.20%, 10/15/04  Aaa  75,200  73,720
  Series 1993-D 5.23%, 5/15/05  Aaa  129,362  126,289
  Series 1994-A 7.39%, 6/26/06  Aaa  35,000  37,455
  Series 1994-C 6.61%, 9/15/99  Aaa  51,623  52,556
  Series 1994-F 8.178%, 12/15/04  Aaa  424,106  461,288
GOVERNMENT OBLIGATIONS (D) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (A) (NOTE 1)
UNITED STATES OF AMERICA - CONTINUED
Government Trust Certificates: - continued
 (assets of Trust guaranteed by U.S. government
through Defense Security Assistance Agency):
 Class 1-C 9 1/4%, 11/15/01  Aaa $ 708,000 $ 786,517
  Class 2-E 9.40%, 5/15/02  Aaa  280,000  312,388
Israel Export Trust Certificate Series 1994-1
(assets of Trust guaranteed by U.S. Government
through Export-Import Bank) 6.88%, 1/26/03  Aaa  150,000  155,250
Overseas Private Investment Corp. (U.S. Government
guarantee Ovd participation certificate) Series
1994-195, 6.08%, 8/15/04  Aaa  230,000  232,939
Private Export Funding Corp. secured:
9 1/2%, 3/31/99  Aaa  100,000  111,834
 6.90%, 1/31/03  Aaa  100,000  106,290
 8 3/4%, 6/30/03  Aaa  200,000  234,781
 5.80%, 2/1/04  Aaa  40,000  40,028
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 6%, 2/15/99  Aaa  170,000  172,656
  8%, 11/15/01  Aaa  240,000  266,172
  6 1/4%, 8/15/02  Aaa  660,000  680,380
  6 1/8%, 3/15/03  Aaa  100,000  102,063
U.S. Treasury:
5 5/8%, 1/31/98  Aaa  1,340,000  1,351,095
 9 1/4%, 8/15/98  Aaa  500,000  548,435
 9 1/8%, 5/15/99  Aaa  2,139,000  2,386,996
 7 3/4%, 12/31/99  Aaa  270,000  292,993
 6 1/4%, 2/15/03  Aaa  4,710,000  4,913,849
 10 3/4%, 5/15/03  Aaa  370,000  485,222
 11 1/4%, 8/15/03  Aaa  210,000  281,793
 5 7/8%, 11/15/05  Aaa  70,000  71,575
 11 3/4%, 2/15/10  Aaa  7,170,000  10,223,990
 12 3/4%, 11/15/10  Aaa  240,000  365,549
 13 7/8%, 5/15/11  Aaa  430,000  699,894
 8 1/8%, 8/15/19  Aaa  690,000  867,565
 8 3/4%, 5/15/20  Aaa  9,100,000  12,188,267
  40,058,071
TOTAL GOVERNMENT OBLIGATIONS
(Cost $120,266,579)   124,029,986

SUPRANATIONAL OBLIGATIONS - 11.1%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (A) (NOTE 1)
European Investment Bank
5 7/8%, 11/26/99 (b)  Aaa JPY 145,000 $ 1,628,095
InterAmerica Development Bank euro
6%, 10/30/01 (b)  Aaa JPY 775,000  8,956,722
International Bank for Reconstruction
& Development (b):
 4 1/2%, 12/22/97  Aaa JPY 30,000  311,460
  euro 6%, 10/30/01  Aaa JPY 800,000  9,292,070
  4 3/4%, 1/15/04  Aaa JPY 100,000  1,111,702
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $24,732,739)   21,300,049
REPURCHASE AGREEMENTS - 1.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.88%
dated 12/29/95 due 1/2/96  $ 2,043,334  2,042,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $194,100,673)  $ 192,502,000
CURRENCY ABBREVIATIONS
AUD - Australian dollar
BEF - Belgian franc
GBP - British pound
CAD - Canadian dollar
DKK - Danish krone
NLG - Dutch guilder
FRF - French franc
DEM - German deutsche mark
ITL - Italian lira
JPY - Japanese yen
ESP - Spanish peseta
SEK - Swedish krona
LEGEND
1. Principal amount is stated in United States dollars unless otherwise noted.
2. Principal amount in thousands.
3. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
6. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:

 ACQUISITION ACQUISITION
SECURITY DATE COST
Province of Chaco,
 Argentina 11 7/8%,
 9/10/97  3/9/94  $3,844,189
7. Non-income producing - Issuer in default of principal and interest payments.
8. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,250,000 or 1.1% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 85.6% AAA, AA, A 85.0%
Baa 2.6% BBB  3.5%
Ba 0.7% BB  0.7%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 3.7% including long-term debt categorized as other securities.
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $194,170,557. Net unrealized depreciation aggregated $1,668,557, of which $6,606,035 related to appreciated investment securities and $8,274,592 related to depreciated investment securities.
At December 31, 1995, the fund had a capital loss carryforward of approximately $94,602,000 of which $81,883,000 and $12,719,000 will expire on December 31, 2002 and 2003, respectively.
The fund intends to elect to defer to its fiscal year ending December 31,1996 approximately $76,000 of losses recognized during the period November 1, 1995 to December 31, 1995.
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment
in Securities (Unaudited)
Aerospace & Defense   0.2%
Basic Industries    2.2
Commercial Mortgage Securities   0.2
Energy    0.3
Finance    14.7
Government Obligations   65.6
Nondurables   0.2
Repurchase Agreements   1.0
Retail & Wholesale   0.4
Services    2.1
Supranational Obligations   11.1
Technology    0.3
Transportation   0.1
Utilities    1.6
     100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                $ 192,502,000
agreements of $2,042,000) (cost $194,100,673) -
See accompanying schedule

Cash                                                                     513

Interest receivable                                                      5,162,071

 TOTAL ASSETS                                                            197,664,584

LIABILITIES

Payable for fund shares redeemed                            $ 478,189

Distributions payable                                        46,963

Accrued management fee                                       116,744

Other payables and accrued expenses                          160,827

 TOTAL LIABILITIES                                                       802,723

NET ASSETS                                                              $ 196,861,861

Net Assets consist of:

Paid in capital                                                         $ 294,002,138

Distributions in excess of net investment income                         (1,052,357)

Accumulated undistributed net realized gain (loss) on                    (94,843,710)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                            (1,244,210)
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 19,812,005 shares outstanding                           $ 196,861,861

NET ASSET VALUE, offering price and redemption price per                 $9.94
share ($196,861,861 (divided by) 19,812,005 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                         $ 18,696,831
Interest

Less foreign taxes withheld                                                (46,842)

 TOTAL INCOME                                                              18,649,989

EXPENSES

Management fee                                             $ 1,785,715

Transfer agent fees                                         770,394

Accounting fees and expenses                                155,301

Non-interested trustees' compensation                       1,480

Custodian fees and expenses                                 99,271

Registration fees                                           29,051

Audit                                                       87,254

Legal                                                       2,417

Interest                                                    719

Miscellaneous                                               6,984

 TOTAL EXPENSES                                                            2,938,586

NET INVESTMENT INCOME                                                      15,711,403

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (2,651,732)

 Foreign currency transactions                              (1,567,962)    (4,219,694)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      4,801,386

 Assets and liabilities in foreign currencies               (2,874,544)    1,926,842

NET GAIN (LOSS)                                                            (2,292,852)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 13,418,551
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED       YEAR ENDED
                                                            DECEMBER 31,     DECEMBER 31,
                                                            1995             1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 15,711,403     $ 36,075,353
Net investment income

 Net realized gain (loss)                                    (4,219,694)      (109,647,947)

 Change in net unrealized appreciation (depreciation)        1,926,842        (39,772,490)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             13,418,551       (113,345,084)
FROM OPERATIONS

Distributions to shareholders                                (13,319,937)     (11,242,839)
From net investment income

 In excess of net investment income                          -                (2,708,940)

 In excess of net realized gain                              -                (1,579,995)

 Return of capital                                           (1,562,828)      (20,501,873)

 TOTAL DISTRIBUTIONS                                         (14,882,765)     (36,033,647)

Share transactions                                           156,242,005      657,341,508
Net proceeds from sales of shares

 Reinvestment of distributions                               13,157,522       32,369,334

 Cost of shares redeemed                                     (353,875,967)    (843,781,261)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (184,476,440)    (154,070,419)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (185,940,654)    (303,449,150)

NET ASSETS

 Beginning of period                                         382,802,515      686,251,665

 End of period (including distributions in excess of net    $ 196,861,861    $ 382,802,515
investment income of $1,052,357 and $8,617,556,
respectively)

OTHER INFORMATION
Shares

 Sold                                                        15,810,366       58,056,699

 Issued in reinvestment of distributions                     1,337,071        2,994,322

 Redeemed                                                    (36,076,255)     (76,721,130)

 Net increase (decrease)                                     (18,928,818)     (15,670,109)


FINANCIAL HIGHLIGHTS



                               YEARS ENDED DECEMBER           TWO MONTH            YEARS ENDED
                                                           PERIOD ENDED            OCTOBER 31,
                                                            DECEMBER 31,



                               1995        1994 F      1993 E      1992        1992 D      1991

SELECTED PER-SHARE
DATA

Net asset value,               $ 9.880     $ 12.610    $ 11.340    $ 11.830    $ 11.980    $ 12.190
beginning of period

Income from                     .685        .158        .731        .145        .839        .740
Investment
Operations
Net investment
income

 Net realized and               (.049)      (2.178)     1.648       (.173)      .110        .520
 unrealized gain
(loss)

 Total from investment          .636        (2.020)     2.379       (.028)      .949        1.260
 operations

Less Distributions              (.516)      (.225)      (.629)      (.332)      (1.099)     (1.030)
From net investment
 income

 In excess of net               -           (.054)      -           -           -           -
 investment income

 From net realized              -           -           (.280)      (.130) C    -           (.440)
gain                                                                                       C

 In excess of net               -           (.020)      (.200)      -           -           -
 realized gain

 Return of capital              (.060)      (.411)      -           -           -           -

 Total distributions            (.576)      (.710)      (1.109)     (.462)      (1.099)     (1.470)

Net asset value, end           $ 9.940     $ 9.880     $ 12.610    $ 11.340    $ 11.830    $ 11.980
of period

TOTAL RETURN B                  6.66%       (16.31)     21.91%      (.23)%      8.18%       11.31%
                                           %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 196,862   $ 382,803   $ 686,252   $ 279,204   $ 332,333   $ 160,083
period (000 omitted)

Ratio of expenses to            1.16%       1.14%       1.17%       1.37%       1.23%       1.35%
average net assets                                                 A

Ratio of net investment         6.19%       6.50%       6.79%       6.92%       8.02%       7.92%
income to average                                                  A
net assets

Portfolio turnover rate         322%        367%        198%        142%        81%         228%
                                                                   A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED TRANSACTIONS TAXABLE AS ORDINARY INCOME.
D EFFECTIVE JULY 1, 1992, DIVIDENDS FROM NET INVESTMENT INCOME WERE DECLARED DAILY AND PAID MONTHLY.
E EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F AMOUNTS HAVE BEEN ADJUSTED TO CONFORM WITH PRESENT PERIOD ACCOUNTING
POLICIES.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Global Bond Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income, gains on investments or currency repatriation. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
For the period ended December 31, 1995, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made. (The tax treatment of distributions for the 1995 calendar year will be reported to shareholders prior to February 1, 1996.)
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $3,737,160 or 1.9% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $744,683,274 and $872,218,426, respectively, of which U.S. government and government agency obligations aggregated $195,937,316 and $255,232,245, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .55%. For the period, the management fee was equivalent to an annual rate of .70% of average net assets. The Board of Trustees has approved a new group fee rate schedule with rates ranging from
 .1100% to .3700%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with affiliates of FMR. In addition, one of the sub-advisors, Fidelity International Investment Advisors (FIIA), entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $19,211 for the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .30% of average net assets.
ACCOUNTING FEES. FSC maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $1,881,000 and $1,417,333, respectively. The weighted average interest rate was 6.0865%.
6. LITIGATION.
The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Global Bond Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Investment Trust: Fidelity Global Bond Fund, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, for the two month period ended December 31, 1992 and for each of the two years in the period ended October 31, 1992. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Investment Trust: Fidelity Global Bond Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, for the two month period ended December 31, 1992 and for each of the two years in the period ended October 31, 1992, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 9, 1996
DISTRIBUTIONS


A total of 24.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in February 1996 of the applicable percentage for use in preparing 1995 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc. London, England
Fidelity Management & Research
 (Far East) Inc. Tokyo, Japan
Fidelity International Investment
 Advisors
Fidelity International Investment
 Advisors (U.K.) Limited
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income Fund
Ginnie Mae Fund
Global Bond Fund
Government Securities Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Mortgage Securities Fund
New Markets Income Fund
Short-Intermediate Government Fund
Short-Term Bond Fund
Short-Term World Bond Fund
Spartan(registered trademark) Ginnie Mae Fund
Spartan Government Income Fund
Spartan High Income Fund
Spartan Investment Grade Bond Fund
Spartan Limited Maturity
 Government Fund
Spartan Long-Term Government
 Bond Fund
Spartan Short-Intermediate
Government Fund
Spartan Short-Term Bond Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE
(2_FIDELITY_LOGOS)FIDELITY

SHORT-TERM WORLD BOND
FUND
(FORMERLY FIDELITY SHORT-TERM WORLD INCOME FUND)
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     17   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    21   Notes to the financial statements.

REPORT OF INDEPENDENT    26   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, as well as reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value). You can also look at the fund's dividends and yield. If Fidelity had not reimbursed certain fund expenses, life of fund figures would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995                    PAST 1   LIFE OF
                                                   YEAR     FUND

Short-Term World Bond                              7.79%    21.18%

Lehman Brothers 1-3 Year Government Bond Index     10.84%   n/a

Salomon Brothers 1-3 Year World Government Bond    11.17%   n/a
Index

Average Short World Multi-Market Income Fund       7.80%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on October 4, 1991. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government Bond Index - a broad gauge of the performance of short-term U.S. government bonds or to the Salomon Brothers 1-3 Year World Government Bond Index which includes both U.S. and foreign government bonds (with foreign currency exposure hedged into U.S. dollars). To measure how the fund's performance stacked up against its peers, you can compare it to the average short world multi-market income fund, which reflects the performance of 43 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude sales charges. Recent U.S. Consumer Price Index information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995                    PAST 1   LIFE OF
                                                   YEAR     FUND

Short-Term World Bond                              7.79%    4.63%

Lehman Brothers 1-3 Year Government Bond Index     10.84%   n/a

Salomon Brothers 1-3 Year World Government Bond    11.17%   n/a
Index

Average Short World Multi-Market Income Fund       7.80%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Short-Term WorldSalomon Brothers
     10/31/91        10000.00        10000.00
     11/30/91         9953.55        10076.49
     12/31/91        10013.89        10199.32
     01/31/92        10073.94        10218.30
     02/29/92        10167.77        10248.45
     03/31/92        10203.63        10241.75
     04/30/92        10340.52        10322.15
     05/31/92        10393.30        10394.73
     06/30/92        10450.55        10475.69
     07/31/92        10563.77        10567.25
     08/31/92        10594.04        10623.64
     09/30/92        10348.11        10729.72
     10/31/92        10510.46        10755.96
     11/30/92        10442.45        10753.73
     12/31/92        10497.71        10827.98
     01/31/93        10595.46        10916.76
     02/28/93        10718.75        10997.71
     03/31/93        10825.83        11027.86
     04/30/93        10901.95        11086.48
     05/31/93        11019.75        11100.44
     06/30/93        11203.34        11198.70
     07/31/93        11348.48        11238.35
     08/31/93        11487.08        11319.30
     09/30/93        11471.74        11355.59
     10/31/93        11633.27        11410.31
     11/30/93        11676.59        11431.52
     12/31/93        11819.14        11497.40
     01/31/94        11890.79        11532.58
     02/28/94        11700.76        11463.35
     03/31/94        11369.94        11436.55
     04/30/94        11247.98        11423.15
     05/31/94        11417.32        11437.11
     06/30/94        11157.58        11431.52
     07/31/94        11239.08        11505.22
     08/31/94        11320.82        11505.22
     09/30/94        11380.60        11523.09
     10/31/94        11421.99        11567.75
     11/30/94        11462.67        11590.08
     12/31/94        11134.20        11612.42
     01/31/95        11064.33        11748.65
     02/28/95        11083.40        11867.01
     03/31/95        11111.02        11960.81
     04/30/95        11246.96        12077.49
     05/31/95        11436.96        12273.46
     06/30/95        11496.19        12319.25
     07/31/95        11569.38        12414.72
     08/31/95        11640.73        12504.61
     09/30/95        11724.49        12588.91
     10/31/95        11798.75        12688.29
     11/30/95        11911.99        12813.91
     12/29/95        12001.21        12908.83

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Short-Term World Bond Fund on October 31, 1991, shortly after the fund started. As the chart shows, by December 31, 1995, the value of your investment would have grown to $12,001 - a 20.01% increase on your initial investment. For comparison, look at how the Salomon Brothers 1-3 Year World Government Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,909 - a 29.09% increase. Henceforth, the fund will compare its performance to the Salomon Brothers 1-3 Year World Government Bond Index rather than the Lehman Brothers 1-3 Year Government Bond Index. The Salomon Brothers Index includes both U.S. and foreign government bonds (with foreign currency exposure hedged into U.S. dollars), which is more reflective of the fund's range of permitted investments. For comparison purposes, both indexes are shown on Page 4.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1995   PAST 1        PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               4.73(cents)   27.56(cents)   56.84(cents)

Annualized dividend rate          6.19%         6.12%          6.40%

30-day annualized yield           4.86%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on the fund's average share price of $8.99 over the past month, $8.94 over the past six months and $8.88 over the past year, you can compare the fund's income distributions over these three periods.
The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. It does not reflect the cost of hedging and other currency gains and losses.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Both developed and emerging
fixed-income markets recorded
strong returns in 1995. For the
12 months ended December 31,
1995, the Salomon Brothers World
Government Bond Index - a
proxy of government bond market
performance in developed nations
including the U.S. - rose
19.04%. Emerging markets
shrugged off the fallout from
December 1994's Mexican peso
devaluation to record strong
returns. The J.P. Morgan Emerging
Markets Bond Index posted a
27.54% return for the year. To
compare, the Lehman Brothers
Aggregate Bond Index - a broad
measure of taxable bonds in the
U.S. market - had a total return of
18.47%. Bond markets in
developed countries benefited
from slow economic growth and
relatively low inflation pressures.
This led to a more favorable interest
rate environment, as the central
banks of the U.S., Germany and
Great Britain all lowered their
respective short-term interest
rates. Record low interest rates
in Japan and a strengthening
dollar pushed a significant amount
of money into the U.S., as overseas
investors in 1995 purchased a
record net $99.4 billion in U.S.
Treasury securities - helping fuel
the U.S. rally. The bulk of emerging
markets' total return came from a
springtime rally following the
announcement of a $50 billion
bailout package for Mexico by the
U.S. Treasury and the International
Monetary Fund.
An interview with Scott Kuldell, Portfolio Manager of Fidelity Short-Term World Bond Fund
Q. SCOTT, HOW HAS THE FUND PERFORMED?
A. For the 12 months ended December 31, 1995, the fund's total return was 7.79%. The average short world multi-market income fund tracked by Lipper Analytical Services returned 7.80% during the same period. And the Salomon Brothers 1-3 Year World Government Bond Index posted an 11.17% return during the 12-month period.
Q. WHY DID THE FUND'S PERFORMANCE TRAIL THAT OF THE INDEX?
A. The fund held emerging markets investments in the first three months of the period. At that time, those markets saw sharp sell-offs, largely as a result of the Mexican peso devaluation in late 1994. Since then, the fund's stategy has changed in a number of ways, including no longer actively investing in emerging markets. My main strategy now is to outperform the return of the global short-term government bond market - which includes only developed countries with consistent records of paying debt - by exploiting anomalies and inefficiencies in the market, and by using Fidelity's worldwide credit research.
Q. WHAT HAS THE INVESTING ENVIRONMENT BEEN LIKE OVER THE PAST SIX MONTHS?
A. Short-term fixed-income investments overseas have provided better opportunities than similar investments in the U.S. That's because of the difference between the shapes of the yield curve - the graphical representation of the yields of various bond maturities - in the U.S. and abroad. In most countries, the yield curve has remained upward sloping. That is, the longer-term the bond, the higher the yield. In the U.S., we've had an inverted yield curve in the short end. That is, yields on three-month bank deposits have been higher than yields on two-year Treasury issues.
Q. WHY HAS THAT PROVIDED AN OPPORTUNITY?
A. In a normally shaped, upward-sloping yield curve, the yield on two-year bonds goes down - and the price goes up - as their maturities get shorter. That's because the bonds are priced off of the lower end of the yield curve as they age. In the U.S., the inverted yield curve has created the opposite effect for two-year bonds that are in the process of aging. As a result, foreign bonds on the short end of the curve generally have performed better than comparable U.S. bonds with similar maturities.
Q. WHERE HAVE YOU FOUND INVESTMENT OPPORTUNITIES?
A. One of the advantages of investing in foreign bond markets is that there are more price inefficiencies to take advantage of than in the U.S. The U.S market is the most highly analyzed market in the world. While the flow of information in foreign markets is less efficient, Fidelity uses its strong research base to try to find hidden opportunities. Let me give you an example of one such opportunity that the fund took advantage of over the period. The Kingdom of Belgium issues two different types of bonds: Olos are issued to institutional investors, and Philippe bonds are issued to individual retail investors. In the fall, the government issued a new Philippe bond with a nine-year maturity. The bond came with a reset feature which, every three years, provides the holder with the option to reset the coupon rate at either the then-prevailing three-year interest rate or 6.75%, whichever is higher. In addition to this valuable option, the bonds were priced cheaper than three-year Olos without the option. At the end of the period, the bonds still were trading cheaply, but at some point, investors will realize the value of the coupon reset option and they should outperform comparable bonds. The Belgian government was surprised at how much interest these bonds generated. In fact, they canceled an Olo auction because they sold so many of these Philippe bonds.
NOTE TO SHAREHOLDERS: EFFECTIVE FEBRUARY 26, 1996, CHARLES MORRISON AND LUC HUYGHEBAERT BECAME CO-MANAGERS OF THE FUND. MR. MORRISON JOINED FIDELITY IN 1987 AND ALSO MANAGES FIDELITY ADVISOR SHORT FIXEDINCOME FUND, FIDELITY SHORT-TERM BOND PORTFOLIO AND FIDELITY SPARTAN SHORT-TERM INCOME FUND. HE WILL MANAGE THE U.S. PORTION OF THE FUND. MR. HUYGHEBAERT, WHO IS BASED IN LONDON AND WILL MANAGE THE INTERNATIONAL PORTION OF THE FUND, JOINED FIDELITY INTERNATIONAL, LIMITED, A SISTER COMPANY OF FIDELITY INVESTMENTS, IN 1994. HE MANAGES SEVERAL FUNDS FOR FIL, INCLUDING INTERNATIONAL BOND FUND, EUROPEAN BOND FUND, YEN BOND FUND AND DM SHORT TERM BOND FUND. THE FOLLOWING IS THEIR COMMENT ON THE OUTLOOK FOR THE FUND.
Q. WHAT'S YOUR OUTLOOK GOING FORWARD?
A. In addition to looking for opportunities such as the Belgian bonds, the fund probably will increase its investments in U.S. corporate securities. The fundamentals and technicals of the domestic corporate market are strong, and compensate for the high valuations within that market. In general, the world-wide government bond market environment also is favorable relative to money markets although yields are lower than they were a year ago. Short rates have continued to fall, as economic growth has slowed and inflation has not posed any significant problems. This should provide a good backdrop for short-term bond investing.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: high current income
and preservation of capital
by investing mainly in
short-term debt securities
around the world
START DATE: October 4, 1991
SIZE: as of December 31,
1995, more than $121 million
MANAGERS: Scott Kuldell,
from April 1994 to February
1996; Charles Morrison and
Luc Huyghebaert, since
February 1996
(checkmark)
LUC HUYGHEBAERT ON
DIVERSIFICATION AND HEDGED BOND
FUNDS:
"While economic and political
factors can affect the fund, in
one sense it has less volatility
than a fund that invests in a
single country. That's because
it is invested in several
countries that don't have
perfect correlations between
them. Diversification of interest
rate risk helps lower the overall
volatility of the fund. And
keeping the overall credit
quality of the portfolio high
helps to keep event risk to a
minimum.
"In addition, in this fund, every
country's returns are hedged
into dollars. We use
techniques to limit the fund's
exposure to currency risk,
or the risk that movements in
the currency of the country in
which an investment is made
will reduce the returns from
the investment. Therefore, we
can translate the excess
returns from one country into
another. Excess returns are
the returns generated from
the bonds you own -
generally two- or three-year
bonds - in excess of the
money market rate. If we can
translate excess returns in
Germany, for example, into
excess returns in the U.S., then
the degree to which we
outperform money market funds
in Germany directly translates
into the fund's outperformance
of a U.S. money market fund.
This has been especially
beneficial this year, when
short-term bonds have
yielded less than money
market instruments in the
U.S."
INVESTMENT CHANGES


TOP COUNTRIES AS OF DECEMBER 31, 1995
(BY LOCATION OF ISSUER)   % OF FUND'S    % OF FUND'S INVESTMENTS
                          INVESTMENTS    6 MONTHS AGO

 United States             41             51

 Italy                     12             9

 Canada                    7              7

 Germany                   6              5

 France                    5              2

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. THE FUND'S LARGEST POSITION AS OF DECEMBER 31 WAS IN SECURITIES OF UNITED STATES ISSUERS.
TOP INTEREST RATE EXPOSURES AS OF DECEMBER 31, 1995

(ESTIMATED, BY COUNTRY)   % OF FUND'S TOTAL INTEREST    % OF FUND'S TOTAL
                          RATE EXPOSURE                 INTEREST RATE EXPOSURE
                                                        6 MONTHS AGO

 United States             40                            44

 Japan                     16                            17

 Italy                     10                            9

 Germany                   6                             6

 France                    6                             5

FIDELITY ESTIMATES INTEREST-RATE EXPOSURES BASED ON THE DURATION, OR INTEREST RATE SENSITIVITY, OF THE FUND'S HOLDINGS. AS OF DECEMBER 31, THE FUND WAS MOST SENSITIVE TO INTEREST RATE MOVEMENTS IN THE U.S., WHICH ACCOUNT FOR APPROXIMATELY 40% OF THE FUND'S INTEREST RATE EXPOSURE.
ASSET ALLOCATION
AS OF DECEMBER 31, 1995 AS OF JUNE 30, 1995
1
Corporate bonds 16.9%
Foreign
Government
obligations 42.1%
U.S. Government
obligations 24.2%
Other 13.3%
Short-term
investments 3.5%
Corporate bonds 10.3%
Foreign
Government
obligations 32.8%
U.S. Government
obligations 33.9%
Other 12.3%
Short-term
investments 10.7%
Row: 1, Col: 1, Value: 3.5
Row: 1, Col: 2, Value: 13.3
Row: 1, Col: 3, Value: 24.2
Row: 1, Col: 4, Value: 42.1
Row: 1, Col: 5, Value: 16.9
Row: 1, Col: 1, Value: 10.7
Row: 1, Col: 2, Value: 12.3
Row: 1, Col: 3, Value: 33.9
Row: 1, Col: 4, Value: 32.8
Row: 1, Col: 5, Value: 10.3
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investments in Securities


NONCONVERTIBLE BONDS - 16.9%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (A)
AUSTRALIA - 0.7%
New South Wales Treasury Corp.
7 1/2%, 2/1/98  Aa2 AUD 1,200,000 $ 893,412
CANADA - 6.5%
Ford Motor Credit Co. of Canada Ltd.:
10 1/2%, 5/17/96  Aa3 CAD 4,300,000  3,198,014
 8.90%, 2/23/98  A1 CAD 1,676,000  1,287,388
General Motors Acceptance Corp. of Canada Ltd.:
8.30%, 4/12/98  A3 CAD 1,000,000  759,043
 8 1/2%, 5/27/99  A3 CAD 1,350,000  1,036,483
Household Financial Ltd. 7 1/4%, 9/17/98  A2 CAD 2,000,000  1,489,940
TOTAL CANADA   7,770,868
NETHERLANDS - 0.1%
Ford Capital BV yankee 9 3/8%, 1/1/98  A1  150,000  160,644
UNITED STATES OF AMERICA - 9.6%
Associates Corp. North America
8 3/8%, 6/1/96  Aa3  1,310,000  1,324,030
Beneficial Corp.:
8.26%, 8/20/96   A2  1,000,000  1,015,340
 8.22%, 6/15/98  A2  225,000  237,994
 8.80%, 6/15/98  A2  1,600,000  1,713,328
Discover Card Trust 7 1/2%, 6/16/00  A2  210,000  217,875
Finova Capital Corp. 5.98%, 10/31/97  Baa  480,000  480,778
General Motors Acceptance Corp.:
8.80%, 3/20/96  A3  1,000,000  1,006,140
 7%, 5/27/97  A3  1,003,000  1,022,288
 5 3/4%, 12/10/97  A3  720,000  722,275
 6.40%, 6/8/98  A3  1,000,000  1,017,040
Household Finance Corp. 7.55%, 3/16/98  A2  560,000  581,375
Northwest Financial, Inc. 6%, 8/15/97  Aa3  1,100,000  1,109,705
Wells Fargo & Co. 8.20%, 11/1/96  A2  1,000,000  1,020,580
TOTAL UNITED STATES OF AMERICA   11,468,748
TOTAL NONCONVERTIBLE BONDS
(Cost $20,517,594)   20,293,672
 GOVERNMENT  OBLIGATIONS (G) - 66.3%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (A)
ARGENTINA - 1.8%
Province of Chaco 11 7/8%,
9/10/97 (d)  - $ 2,066,666 $ 2,145,406
BELGIUM - 4.3%
Kingdom of Belgium (c):
6 1/4%, 11/25/96   AAA BEF 100,000  3,453,788
 5.10%, 11/21/04 (e)  AAA BEF 50,000  1,693,365
TOTAL BELGIUM   5,147,153
DENMARK - 1.3%
Kingdom of Denmark:
6 1/4%, 2/10/97  Aaa DKK 4,000,000  728,802
 9%, 11/15/98  Aaa DKK 4,000,000  782,923
TOTAL DENMARK   1,511,725
FRANCE - 5.3%
French Government OAT:
8 1/2%, 11/12/97  Aaa FRF 24,150,000  5,209,982
 8 1/8%, 5/25/99  Aaa FRF 5,000,000  1,096,199
TOTAL FRANCE   6,306,181
GERMANY - 6.1%
Federal Republic of Germany:
6 1/8%, 7/21/97  Aaa DEM 6,000,000  4,318,081
 6 3/8%, 8/14/98  Aaa DEM 4,100,000  3,005,146
TOTAL GERMANY   7,323,227
ITALY - 11.8%
Republic of Italy (c):
8 1/2%, 1/1/97  A1 ITL 7,000,000  4,356,044
 8 1/2%, 8/01/97  A1 ITL 9,000,000  5,542,821
 8 1/2%, 1/1/99  A1 ITL 7,000,000  4,243,638
TOTAL ITALY   14,142,503
 GOVERNMENT  OBLIGATIONS (G) - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (A)
NETHERLANDS - 3.1%
Netherland Government 6 1/4%, 7/15/98  Aaa NLG 5,700,000 $ 3,714,216
SPAIN - 2.8%
Kingdom of Spain (c):
11.85%, 8/30/96  AAA ESP 100,000  830,122
 11.60%, 1/15/97  Aa2 ESP 100,000  841,379
 11.45%, 8/30/98  AAA ESP 200,000  1,726,470
TOTAL SPAIN   3,397,971
SWEDEN - 2.0%
Kingdom of Sweden 10 3/4%, 1/23/97  Aa1 SEK 16,000,000  2,463,869
UNITED KINGDOM - 3.6%
United Kingdom, Great Britian &
Northern Ireland:
10 1/2%, 2/21/97  Aaa GBP 1,000,000  1,622,957
 14%, 5/22/01  Aaa GBP 1,500,000  2,711,389
TOTAL UNITED KINGDOM   4,334,346
UNITED STATES OF AMERICA - 24.2%
Federal Home Loan Bank
4.83%, 9/21/98 (callable)  Aaa  275,000  270,789
Federal Home Loan Mortgage Corp.
4.78%, 2/10/97 (callable)  Aaa  210,000  208,368
Federal National Mortgage Association
3%, 7/13/98 (h)  Aaa  300,000  309,891
Government Trust Certificates (assets of trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
Class T-2  9.40%, 11/15/96  Aaa  448,480  457,198
 Class 3-B 8.55%, 11/15/97  Aaa  283,912  290,490
 Class 1-C 9 1/4%, 11/15/01  Aaa  176,000  195,518
State of Israel (guaranteed by U.S. Government
through Agency for International Development)
5 1/4%, 3/15/98  Aaa  220,000  219,519
Private Export Funding Corp. secured:
9.10%, 10/30/98  Aaa  60,000  65,588
 9 1/2%, 3/31/99  Aaa  230,000  257,218
Tennessee Valley Authority 4.60%, 12/15/96  Aaa  260,000  258,014
 GOVERNMENT  OBLIGATIONS (G) - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (A)
UNITED STATES OF AMERICA - CONTINUED
U.S. Treasury Notes:
4 3/8%, 11/15/96  Aaa $ 4,940,000 $ 4,903,740
 8 1/2%, 5/15/97  Aaa  370,000  385,840
 5 1/8%, 3/31/98  Aaa  4,045,000  4,038,043
 9%, 5/15/98  Aaa  310,000  335,671
 9 1/4%, 8/15/98  Aaa  6,240,000  6,844,469
 9 1/8%, 5/15/99  Aaa  1,538,000  1,716,316
 7 3/4%, 12/31/99  Aaa  7,630,000  8,279,771
TOTAL UNITED STATES OF AMERICA   29,036,443
TOTAL GOVERNMENT OBLIGATIONS
(Cost $77,768,424)   79,523,040
SUPRANATIONAL OBLIGATIONS - 9.8%
Eurofima euro 11 3/8%, 11/30/99  Aaa GBP 200,000  355,509
International Bank for Reconstruction & Development
Worldbank 4 1/2%, 12/22/97 (c)  Aaa JPY 1,100,000  11,420,213
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $13,470,852)   11,775,722
INTEREST INDEXED SECURITIES - 3.5%
UNITED STATES OF AMERICA - 3.5%
Citibank Nassau 8.5625%, 3/13/96
(coupon inversely indexed to JPY LIBOR and
principal indexed to value of 3-year
Japanese securities) (Cost $4,000,000) (f)    4,000,000  4,217,600
REPURCHASE AGREEMENTS - 3.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.88%,
dated 12/29/95 due 1/2/96   $ 4,152,711  4,150,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $119,906,870)  $ 119,960,034
FORWARD FOREIGN CURRENCY CONTRACTS
  SETTLEMENT  UNREALIZED
  DATE VALUE GAIN/(LOSS)
CONTRACTS TO BUY
  1,614,426  FRF  1/8/96 $ 329,104 $ (896)
  144,120  DEM  2/1/96  100,398  398
  30,273,000  JPY  2/1/96  294,248  (5,752)
  655,830  SEK  1/17/96  98,387  (1,613)
 TOTAL CONTRACTS TO BUY
(Payable  amount $830,000)    $ 822,137 $ (7,863)
THE VALUE OF CONTRACTS TO BUY AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.7%
CONTRACTS TO SELL
  1,182,389 AUD 2/1/96 $ 876,702 $ 20,731
  151,404,945 BEF  3/27/96  5,150,054  7,142
  3,064,550 GBP  2/1/96  4,748,531  78,136
  10,374,095 CAD 1/29/96  7,603,942  (51,730)
  8,258,017  DKK  1/17/96  1,484,525  997
  5,791,609  NLG  2/12/96  3,611,381  42,630
  31,991,286  FRF  1/8/96  6,521,480  (76,950)
  10,776,540  DEM  2/1/96  7,507,264  192,155
  22,866,360,000 ITL   3/27/96  14,233,178  (78,824)
  1,219,160,000  JPY  2/1/96  11,850,004  314,856
  414,185,207  ESP  2/12/96 to
     3/27/96  3,379,574  (24,559)
  18,320,016  SEK  1/17/96  2,748,354  (122,095)
 TOTAL CONTRACTS TO SELL
(Receivable  amount $70,017,478)  $ 69,714,989 $ 302,489
THE VALUE OF CONTRACTS TO SELL AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 58.1%
CURRENCY ABBREVIATIONS
AUD - Australian dollar
BEF - Belgian franc
GBP - British pound
CAD - Canadian dollar
DKK - Danish krone
NLG - Dutch guilder
FRF - French franc
DEM - German deutsche mark
ITL - Italian lira
JPY - Japanese yen
ESP - Spanish peseta
SEK - Swedish krona
LEGEND
1. Principal amount is stated in United States dollars unless otherwise noted.
2. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Principal amount in thousands.
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Province of Chaco
11 7/8%, 9/10/97  3/9/94  $2,207,850
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
6. Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. If the floating rate is high enough, the coupon rate may be zero or be a negative amount that is carried forward to reduce future interest and/or principal payments. The price may be considerably more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
7. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
8. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 84.4% AAA, AA, A 84.5%
Baa 0.4% BBB  2.8%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.The percentage not rated by either S&P or Moody's amounted to 1.8% including long-term debt categorized as other securities.
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $119,906,870. Net unrealized appreciation aggregated $53,164, of which $2,698,618 related to appreciated investment securities and $2,645,454 related to depreciated investment securities.
At December 31, 1995, the fund had a capital loss carryforward of approximately $32,196,000 of which $349,000, $2,324,000, $13,718,000 and
$15,805,000 will expire on December 31, 1999, 2000, 2002 and 2003, respectively.
MARKET SECTOR DIVERSIFICATION
(Unaudited)
As a Percentage of Total Value of Investments
Finance    16.2%
Foreign Government Obligations   42.1
Indexed Securities   3.5
Repurchase Agreements   3.5
Supranational  Obligations   9.8
Services   0.7
U.S. Government Obligations   24.2
     100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase               $ 119,960,034
agreements of $4,150,000) (cost $119,906,870) -
See accompanying schedule

Unrealized appreciation on foreign currency contracts                   660,776

Interest receivable                                                     2,811,292

 TOTAL ASSETS                                                           123,432,102

LIABILITIES

Payable to custodian bank                                   $ 83,541

Unrealized depreciation on foreign currency contracts        366,150

Payable for fund shares redeemed                             766,018

Distributions payable                                        116,358

Accrued management fee                                       62,695

Other payables and accrued expenses                          103,677

 TOTAL LIABILITIES                                                      1,498,439

NET ASSETS                                                             $ 121,933,663

Net Assets consist of:

Paid in capital                                                        $ 154,796,573

Distributions in excess of net investment income                        (1,222,475)

Accumulated undistributed net realized gain (loss) on                   (32,195,911)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                           555,476
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 13,537,905 shares outstanding                          $ 121,933,663

NET ASSET VALUE, offering price and redemption price per                $9.01
share ($121,933,663 (divided by) 13,537,905 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                          $ 12,495,833
Interest

Less foreign taxes withheld                                                 (70,743)

 TOTAL INCOME                                                               12,425,090

EXPENSES

Management fee                                             $ 1,001,348

Transfer agent fees                                         435,424

Accounting fees and expenses                                101,506

Non-interested trustees' compensation                       1,000

Custodian fees and expenses                                 66,354

Registration fees                                           25,568

Audit                                                       116,650

Legal                                                       1,699

Interest                                                    14,106

Miscellaneous                                               2,167

 TOTAL EXPENSES                                                             1,765,822

NET INVESTMENT INCOME                                                       10,659,268

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (12,488,210)

 Foreign currency transactions                              2,547,981       (9,940,229)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      14,548,595

 Assets and liabilities in foreign currencies               (4,518,240)     10,030,355

NET GAIN (LOSS)                                                             90,126

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 10,749,394
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED       YEAR ENDED
                                                         DECEMBER 31,     DECEMBER 31,
                                                         1995             1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 10,659,268     $ 24,839,382
Net investment income

 Net realized gain (loss)                                 (9,940,229)      (33,931,861)

 Change in net unrealized appreciation (depreciation)     10,030,355       (13,418,051)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          10,749,394       (22,510,530)
FROM OPERATIONS

Distributions to shareholders                             (10,715,310)     (6,841,239)
From net investment income

 In excess of net investment income                       -                (1,710,314)

 Return of capital                                        -                (15,696,807)

 TOTAL DISTRIBUTIONS                                      (10,715,310)     (24,248,360)

Share transactions                                        27,319,850       192,214,787
Net proceeds from sales of shares

 Reinvestment of distributions                            8,969,845        20,522,507

 Cost of shares redeemed                                  (179,797,316)    (323,172,774)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (143,507,621)    (110,435,480)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (143,473,537)    (157,194,370)

NET ASSETS

 Beginning of period                                      265,407,200      422,601,570

 End of period (including distributions in excess of     $ 121,933,663    $ 265,407,200
net investment income of $1,222,475 and
$4,188,209, respectively)

OTHER INFORMATION
Shares

 Sold                                                     3,087,868        20,004,614

 Issued in reinvestment of distributions                  1,012,063        2,165,313

 Redeemed                                                 (20,354,972)     (33,838,814)

 Net increase (decrease)                                  (16,255,041)     (11,668,887)


FINANCIAL HIGHLIGHTS

      YEARS ENDED DECEMBER 31,                   TWO MONTH   YEAR       OCTOBER 4, 1991
                                                 PERIOD      ENDED      (COMMENCEME
                                                 ENDED       OCTOBER    NT OF
                                                 DECEMBER    31,        OPERATIONS) TO
                                                 31,                    OCTOBER 31,

      1995                       1994   1993 D   1992        1992       1991



SELECTED PER-SHARE DATA

Net asset value,               $ 8.910     $ 10.190    $ 9.680     $ 9.800     $ 10.040    $ 10.000
beginning of period

Income from                     .619        .644        .564        .191        .835        .061
Investment
Operations
Net investment
 income

 Net realized and               .049        (1.218)     .621        (.203)      (.338)      .037
 unrealized gain
 (loss)

 Total from                     .668        (.574)      1.185       (.012)      .497        .098
investment
 operations

Less Distributions              (.568)      (.199)      (.543)      (.108)      (.737)      (.058)
From net
investment
 income

 In excess of net               -           (.050)      (.132)      -           -           -
 investment
income

 Return of capital              -           (.457)      -           -           -           -

 Total distributions            (.568)      (.706)      (.675)      (.108)      (.737)      (.058)

Net asset value, end           $ 9.010     $ 8.910     $ 10.190    $ 9.680     $ 9.800     $ 10.040
of period

TOTAL RETURN B, C               7.79%       (5.80)      12.59%      (.12)%      5.10%       .98%
                                           %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 121,934   $ 265,407   $ 422,602   $ 458,846   $ 648,448   $ 44,318
period (000 omitted)

Ratio of expenses to            1.06%       1.01%       1.00%       1.20% A,    1.09%       1.00% A,
average net assets                                                  E                       E

Ratio of net                    6.42%       7.54%       8.00%       8.63% A     9.04%       9.07% A
investment income
to average net
assets

Portfolio turnover rate         284%        134%        160%        117% A      154%        62% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE JANUARY 1,1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 14, 1995, the Board of Trustees approved a change in the fund's name from Fidelity Short-Term World Income Fund to Fidelity Short-Term World Bond Fund. The fund's name change will be effective in 1996 with the next prospectus revision.
Fidelity Short-Term World Bond Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales, futures and options, and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts."
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS.
The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,145,406 or 1.8% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $455,371,759 and $379,028,862, respectively, of which U.S. government and government agency obligations aggregated $124,807,391 and $108,185,595, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annual rate of .60% of average net assets.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .1100% to .3700%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with affiliates of FMR. In addition, one of the sub-advisers, Fidelity International Investment Advisors (FIIA), entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN.
Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made to third parties under the Plan during the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $7,546,000 and $2,449,438, respectively. The weighted average interest rate was 6.48%.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Short-Term World Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Investment Trust: Fidelity Short-Term World Income Fund, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period ended December 31, 1995, for the two month period ended December 31, 1992, for the year ended October 31, 1992 and for the period October 4, 1991(commencement of operations) to October 31, 1991. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Investment Trust: Fidelity Short-Term World Income Fund, as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ended December 31, 1995, for the two month period ended December 31, 1992, for the year ended October 31, 1992 and for the period October 4, 1991(commencement of operations) to October 31, 1991, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 8, 1996
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
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OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
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(2_FIDELITY_LOGOS)FIDELITY

NEW MARKETS INCOME
FUND
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     16   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    20   Notes to the financial statements.

REPORT OF INDEPENDENT    25   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995                      PAST 1   LIFE OF
                                                     YEAR     FUND

New Markets Income                                   7.97%    25.10%

J.P. Morgan Emerging Markets Bond Index              27.54%   n/a

J.P. Morgan Emerging Markets Bond Index Plus         26.78%   n/a

Average Emerging Markets Debt Fund                   20.12%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on May 4, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to those of the J.P. Morgan Emerging Markets Bond Index - a broad measure of bond performance in developing countries available at month end. You also can compare the fund's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus, which includes corporate bonds and local currency bonds, and is more representative of the fund's investable universe. To measure how the fund's performance stacked up against its peers, you can compare it to the average emerging markets debt fund, which reflects the performance of 12 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Recent U.S. Consumer Price Index information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995                PAST 1   LIFE OF
                                               YEAR     FUND

New Markets Income                             7.97%    8.77%

J.P. Morgan Emerging Markets Bond Index        27.54%   n/a

J.P. Morgan Emerging Markets Bond Index Plus   26.78%   n/a

Average Emerging Markets Debt Fund             20.12%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Fidelity New MarkJP Morgan Emerging M
     05/31/93         10000.00            10000.00
     06/30/93         10397.82            10349.75
     07/31/93         10924.43            10781.31
     08/31/93         11248.31            10997.69
     09/30/93         11606.78            11141.74
     10/31/93         12523.77            12080.74
     11/30/93         12661.08            11959.81
     12/31/93         13478.16            12690.14
     01/31/94         13983.39            12724.52
     02/28/94         12575.86            11665.78
     03/31/94         10685.31            10331.38
     04/30/94         10235.00            10336.12
     05/31/94         10771.77            11049.85
     06/30/94         10158.89            10160.06
     07/31/94         10438.23            10409.63
     08/31/94         11589.51            11153.60
     09/30/94         12162.19            11263.26
     10/31/94         11932.04            10944.34
     11/30/94         11881.46            11055.78
     12/31/94         11247.49            10319.52
     01/31/95          9945.27             9962.65
     02/28/95          9236.93             9443.36
     03/31/95          8944.32             9176.60
     04/30/95          9574.00            10161.84
     05/31/95         10210.80            11056.97
     06/30/95         10348.34            11271.56
     07/31/95         10366.53            11279.86
     08/31/95         10704.15            11546.03
     09/30/95         11120.78            11943.80
     10/31/95         11045.33            11821.09
     11/30/95         11400.18            12234.87
     12/29/95         12144.14            13162.01

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity New Markets Income Fund on May 31, 1993, shortly after the fund started. As the chart shows, by December 31, 1995, the value of your investment would have grown to $12,144 - a 21.44% increase on your initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $13,162 - a 31.62% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the
globe offer the potential for
significant growth over time;
however, investing in foreign
markets means assuming
greater risks than investing in
the United States. Factors like
changes in a country's financial
markets, its local political and
economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United
States.
(checkmark)
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1995    PAST           PAST 6         PAST 1
                                   MONTH          MONTHS         YEAR

Dividends per share                20.19(cents)   52.78(cents)   91.62(cents)

Annualized dividend rate           24.38%         11.26%         10.28%

30-day annualized yield            10.76%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.75 over the past month, $9.30 over the past six months and $8.91 over the past year, you can compare the fund's income over these three periods.
The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. It does not reflect the cost of hedging and other currency gains and losses.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Both developed and emerging
fixed-income markets recorded
strong returns in 1995. For the
12 months ended December 31,
1995, the Salomon Brothers World
Government Bond Index - a
proxy of government bond market
performance in developed nations
including the U.S. - rose 19.04%.
Emerging markets shrugged off
the fallout from December 1994's
Mexican peso devaluation to
record strong returns. The J.P.
Morgan Emerging Markets Bond
Index posted a 27.54% return for
the year. To compare, the Lehman
Brothers Aggregate Bond Index
- a broad measure of taxable
bonds in the U.S. market - had a
total return of 18.47%. Bond
markets in developed countries
benefited from slow economic
growth and relatively low inflation
pressures. This led to a more
favorable interest rate
environment, as the central banks
of the U.S., Germany and Great
Britain all lowered their respective
short-term interest rates. Record
low interest rates in Japan and a
strengthening dollar pushed a
significant amount of money into
the U.S., as overseas investors in
1995 purchased a record net $99.4
billion in U.S. Treasury securities -
helping fuel the U.S. rally. The bulk
of emerging markets' total return
came from a springtime rally
following the announcement of a
$50 billion bailout package for
Mexico by the U.S. Treasury and
the International Monetary Fund.
An interview with John Carlson, Portfolio Manager of Fidelity
New Markets Income Fund
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the 12 months ended December 31, 1995, the fund returned 7.97%. For comparison purposes, the J.P. Morgan Emerging Markets Bond Index Plus returned 26.78% and the average emerging markets debt fund, according to Lipper Analytical Services, returned 20.12%. In stark contrast to the first six months of 1995, however, for the past six months the fund posted a 17.35% gain. For the same period, the index returned 15.91% and the average emerging markets debt fund returned 15.82%.
Q. WOULD YOU DESCRIBE WHAT THE EMERGING DEBT MARKET WAS LIKE THIS PAST
YEAR?
A. Sure. As described in the fund's semiannual report in June, we came into 1995 with the Mexican peso devaluation having cast a pall over most emerging markets. The emerging debt markets rebounded, however, with a springtime rally following the announcement of a support package from the international community for Argentina and Mexico. In general, all fixed-income markets benefited from slow economic growth, stable interest rates and relatively low inflation pressures. This became particularly evident when the central banks of the U.S., Germany and Great Britain all lowered their respective short-term interest rates. Although returns in emerging debt markets remained positive, performance was more moderate from May to the middle of November. Finally, from November to the end of the year, emerging market bonds rallied, spurred by international investors seeking higher yields.
Q. SO HOW WAS THE FUND MANAGED IN THIS DYNAMIC ENVIRONMENT?
A. When I began managing the fund in June, it had a significant cash position. I put that cash to work in Latin American corporate bonds. As investors recognized the value of these bonds, they appreciated in value and their spreads - the difference in yield compared to U.S. Treasury bonds
- tightened. I then sold these corporates and bought Brady bonds of Brazil. Country rotation from Brazil to Argentina to Mexico became the theme for the rest of the year.
Q. SHOULD ONE ASSUME THAT BECAUSE YOU SOLD SOME OF THE SOUTH AMERICAN POSITIONS AT A PROFIT, THAT YOU ARE NO LONGER OPTIMISTIC ABOUT THIS AREA OF THE WORLD?
A. Absolutely not. I always look at individual securities on a relative value basis. That said, the fund's largest positions are still in Argentina and Brazil. These countries have embarked on ambitious privatization programs of state industries as well as fiscal reforms. Of course, these markets have certain additional risks, including political and economic changes.
Q. WHAT WERE SOME OTHER APPEALING AREAS OF THE MARKET FOR THE FUND?
A. Although the fund had a very small position in Southeast Asia, loans from Vietnam and bonds from Indonesia performed well during the period. Additionally, the fund participated in this year's rally in South African bonds. Aside from bonds the fund is allowed to own, it also has a significant interest in loan participations. Loans generally performed well, with those from Panama, Peru and Russia particularly benefiting the fund.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. There were very few. The largest was the fact that the fund held a large cash position during the emerging debt market rally this past spring. Thus, the fund did not fully participate in the market's rebound earlier in the year.
Q. WHAT'S YOUR OUTLOOK?
A. I am optimistic about emerging market debt. Stable interest rates in the developed world coupled with tight fiscal and monetary policies in emerging countries may attract more capital. However, I will continue to monitor the economies, politics and interest rates that can radically effect the emerging markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income,
followed by capital
appreciation, by investing in
debt securities and other
instruments of issuers in
emerging markets around
the world
START DATE: May 4, 1993
SIZE: as of December 31, 1995,
more than $176 million
MANAGER: John Carlson,
since June 1995; manager,
Fidelity Advisor Strategic
Income since October
1995; manager, Fidelity
Advisor Emerging Markets
Income since June 1995;
joined Fidelity in June 1995
(checkmark)
JOHN CARLSON ON BRADY BONDS:
"Brady bonds - which are
named after former Bush
administration Treasury
Secretary Nicholas Brady -
are U.S. dollar-denominated
bonds of developing
countries. The Brady bond is
a unique security in that it has
an extremely long duration -
or price sensitivity to changes
in interest rates - and
significant credit exposure. Of
course, one is compensated
for its higher risks with a
higher potential return.
"In general, being successful
in emerging markets means
doing your homework. First,
you need to consider a
country's monetary policy,
fiscal policy and economic
reform programs. You also
have to look at the
demographics of the
country. What's the strength
of its local capital markets?
How good is a country's
savings rate or education
level? What are the country's
infrastructure needs? How
fast can it create jobs?"
INVESTMENT CHANGES


TOP COUNTRIES AS OF DECEMBER 31, 1995
(EXCLUDING REPURCHASE AGREEMENTS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                                    INVESTMENTS   6 MONTHS AGO

Argentina                            25.1          17.3

Brazil                               19.8          32.8

Mexico                               9.6           6.4

Panama                               4.9           1.1

Venezuela                            4.8           0.0

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. THE FUND'S LARGEST POSITION AS OF DECEMBER 31, 1995, WAS IN SECURITIES OF ARGENTINEAN ISSUERS.
TOP FIVE FIXED-INCOME SECURITIES AS OF DECEMBER 31, 1995
(BY ISSUER, WITH MATURITIES                   % OF FUND'S    % OF FUND'S
OF MORE THAN ONE YEAR)                        INVESTMENTS    INVESTMENTS IN
                                                             THESE SECURITIES
                                                             6 MONTHS AGO

Argentina Republic (various issues)           22.7           17.3

Brazil Federative Republic (various issues)   18.3           22.6

Mexican Government (various issues)           7.7            4.4

Republic of Panama (various issues)           4.9            1.2

Republic of Venezuela (various issues)        4.8            0.0

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1995
                6 MONTHS AGO

Years    13.5    12.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM
EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
ASSET ALLOCATION
AS OF DECEMBER 31, 1995 AS OF JUNE 30, 1995
Row: 1, Col: 1, Value: 11.9
Row: 1, Col: 2, Value: 13.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 67.2
Row: 1, Col: 5, Value: 7.9
Row: 1, Col: 1, Value: 22.8
Row: 1, Col: 2, Value: 5.6
Row: 1, Col: 3, Value: 2.1
Row: 1, Col: 4, Value: 65.5
Row: 1, Col: 5, Value: 4.0
Corporate bonds 7.9%
Foreign
government
obligations 67.2%
Stocks 0.0%
Other 13.0%
Short-term
investments 11.9%
Corporate bonds 4.1%
Foreign
government
obligations 67.4%
Stocks 0.1%
Other 5.6%
Short-term
investments 22.8%
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 7.9%
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (J)  (NOTE 1)
ARGENTINA - 2.4%
Invergas SA 12 1/2%, 12/16/99  - $ 1,750,000 $ 1,732,500
Sodigas Pampeana SA 10 1/2%, 7/6/99  -  1,500,000  1,470,000
Telecom Argentina Stet-France Telecom SA 12%,
11/15/02 (e)  B1  1,070,000  1,139,550
  4,342,050
BRAZIL - 0.3%
Abril SA 12%, 10/25/03 (e)  -  600,000  603,750
COLOMBIA - 0.6%
Comunicaciones Celulares SA Unit 0%,
11/15/03 (e)(k)  B3  2,090,000  1,186,075
CZECH REPUBLIC - 1.8%
BV Finance of Prague 11%, 6/23/97  AAA CZK 45,000,000  1,698,511
Coca-Cola Amatil Ltd. 12%,
10/25/03  A2 CZK 40,800,000  1,530,038
  3,228,549
INDONESIA - 1.2%
Tjiwi Kimia International Finance Co.
13 1/4%, 8/1/01  Ba3  2,050,000  2,214,000
MEXICO - 0.8%
Empaques Ponderosa SA euro
8 3/4%, 12/6/96  -  420,000  411,075
Grupo Condumex SA de CV:
6 1/4%, 7/27/96 (e)  -  500,000  490,000
 euro 6 1/4%, 7/27/96  -  620,000  607,600
  1,508,675
SOUTH AFRICA - 0.8%
ESKOM (Electricity Supply Commission)
12%, 5/1/96  Baa3 ZAR 5,400,000  1,468,984
TOTAL NONCONVERTIBLE BONDS
(Cost $14,303,454)   14,552,083
FOREIGN GOVERNMENT OBLIGATIONS (I) - 67.2%
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (J)  (NOTE 1)
ARGENTINA - 22.7%
Argentina Republic:
BOCON (g):
 5.8359%, 4/1/01  B1 $ 8,753,499 $ 6,864,730
  3.5916%, 9/1/02  - ARS 3,023,680  1,627,744
 Brady euro:
 floating rate bond 6.8125%, 3/31/05 (g)  B2  20,100,000  14,321,250 par 5%, 3/31/23 (d)  B2  33,325,000  19,016,078
  41,829,802
BRAZIL - 19.5%
Brazil Federative Republic Brady:
 eligible interest 6 7/8%, 4/15/06 (g)  B1  15,500,000  10,675,625 debt conversion bond euro 6 7/8%,
 4/15/12 (g)  B1  15,750,000  8,977,500
  capitalization bond 8%, 4/15/14  B1  20,693,595  11,834,150 par 4 1/4%, 4/15/24 (d)  B1  4,250,000  2,255,156
Siderurgica Brasileiras SA inflation indexed
6%, 8/15/99 (h)  - BRL 15,026,000  2,170,488
  35,912,919
BULGARIA - 3.4%
Republic of Bulgaria Brady discount 6 3/4%,
7/28/24 (g)  -  11,850,000  6,295,313
ECUADOR - 1.9%
Republic of Ecuador Brady par euro 3%,
2/28/25 (d)  -  9,750,000  3,510,000
MEXICO - 8.8%
Mexican Government Brady:
 discount 6.54688%, 12/31/19 (g)  Ba3  2,200,000  1,588,125
 par 6 1/4%, 12/31/19  Ba2  19,300,000  12,569,332
Mexico Value oil recovery rights (a)  -  20,686,000  -
United Mexican States 0%, 11/27/96
(return indexed to higher of 28-day Cetes rate
or 1-year LIBOR) (e)  -  2,000,000  2,037,500
  16,194,957
PANAMA - 1.2%
Republic of Panama interest reduction bond (e)(f) - 4,650,000 2,104,125 FOREIGN GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (J)  (NOTE 1)
PHILIPPINES - 2.8%
Philippine Government Brady par 6 1/4%,
12/1/17 (d)  Ba2 $ 7,000,000 $ 5,232,500
POLAND - 1.3%
Polish Government Treasury Bills:
0%, 9/4/96  - PLN 3,500,000  1,216,731
 0%, 10/30/96  - PLN 3,350,000  1,126,540
  2,343,271
SOUTH AFRICA - 0.8%
Republic of South Africa 12%, 2/28/05  Baa ZAR 6,000,000  1,462,891
VENEZUELA - 4.8%
Republic of Venezuela oil recovery rights (a)  -  31,750  -
Republic of Venezuela Brady:
debt conversion bond 7 3/8%, 12/18/07 (g)  Ba2  9,500,000  5,189,375 par A euro 6 3/4%, 3/31/20  Ba2  6,350,000  3,627,438
  8,816,813
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $116,789,416)   123,702,591
PURCHASED BANK DEBT - 13.0%
MOROCCO - 3.4%
Kingdom of Morocco, Series A loan participation
6.59375%, 1/1/09 (f)(g)  9,300,000  6,231,000
PANAMA - 3.7%
Republic of Panama loan participation refinanced
under credit agreement (a)(f)  9,250,000  6,845,000
PERU - 1.4%
Republic of Peru loan participation under
1983 agreement (a)(f)  3,390,000  2,461,988
RUSSIA - 4.5%
Bank for Foreign Economic Affairs of the
USSR (Vnesheconombank) loan
participation (a)(f)  24,550,000  8,347,000
TOTAL PURCHASED BANK DEBT
(Cost $18,951,798)   23,884,988
COMMERCIAL PAPER - 0.5%
  PRINCIPAL VALUE
  AMOUNT (J) (NOTE 1)
INDONESIA - 0.5%
Tjiwi Kimia International Finance Co.
BV 0%, 1/24/96 (b)
(Cost $885,794)   IDR 2,000,000 $ 865,472
REPURCHASE AGREEMENTS - 11.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.88%
dated 12/29/95 due 1/2/96  $ 20,972,693  20,959,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $171,889,462)  $ 183,964,134
CURRENCY ABBREVIATIONS
ARS - Argentine peso
BRL - Brazilian real
CZK - Czech koruna
IDR - Indonesian rupiah
PLN - Polish zloty
ZAR - South African rand
LEGEND
1. Non-income producing
2. Principal amount in thousands.
3. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,561,000 or 4.3% of net assets.
6. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. Principal amount shown is original face amount and does not reflect the inflation adjustments.
9. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
10. Principal amount is stated in United States dollars unless otherwise noted.
11. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.8% AAA, AA, A 1.7%
Baa 1.6% BBB  0.8%
Ba 16.3% BB  33.7%
B 40.9% B  20.7%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 25.5% including long-term debt categorized as other securities. FMR has determined that unrated debt securities that are lower quality account for 23.4% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $172,440,068. Net unrealized appreciation aggregated $11,524,066, of which $11,634,469 related to appreciated investment securities and $110,403 related to depreciated investment securities.
At December 31, 1995, the fund had a capital loss carryforward of approximately $51,234,000 of which $6,130,000, and $45,104,000 will expire on December 31, 2002, and 2003, respectively.
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment in Securities (Unaudited)
Basic Industries    1.5%
Commercial Paper   0.5
Finance    0.9
Government Obligations   67.2
Media & Leisure   0.3
Nondurables   0.8
Purchased Bank Debt   13.0
Repurchase Agreements   11.4
Technology   0.6
Utilities   3.8
     100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                  $ 183,964,134
agreements of $20,959,000) (cost $171,889,462) -
See accompanying schedule

Cash                                                                       910

Receivable for investments sold                                            551,015
Regular delivery

 Delayed delivery                                                          228,750

Interest receivable                                                        2,980,501

Redemption fees receivable                                                 127

 TOTAL ASSETS                                                              187,725,437

LIABILITIES

Payable for investments purchased                           $ 1,980,452
Regular delivery

 Delayed delivery                                            8,424,375

Payable for fund shares redeemed                             339,096

Distributions payable                                        319,699

Accrued management fee                                       97,288

Other payables and accrued expenses                          65,050

 TOTAL LIABILITIES                                                         11,225,960

NET ASSETS                                                                $ 176,499,477

Net Assets consist of:

Paid in capital                                                           $ 210,868,414

Undistributed net investment income                                        5,102,448

Accumulated undistributed net realized gain (loss) on                      (51,543,166)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              12,071,781
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 17,735,689 shares outstanding                             $ 176,499,477

NET ASSET VALUE, offering price and redemption price per                   $9.95
share ($176,499,477 (divided by) 17,735,689 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                          $ 17,640,398
Interest

Less foreign taxes withheld                                                 (131,315)

 TOTAL INCOME                                                               17,509,083

EXPENSES

Management fee                                             $ 1,149,541

Transfer agent                                              432,480
Fees

 Redemption fees                                            (19,917)

Accounting fees and expenses                                98,972

Non-interested trustees' compensation                       824

Custodian fees and expenses                                 141,087

Registration fees                                           53,134

Audit                                                       60,305

Legal                                                       1,142

Interest                                                    704

Miscellaneous                                               6,899

 TOTAL EXPENSES                                                             1,925,171

NET INVESTMENT INCOME                                                       15,583,912

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (29,536,984)

 Foreign currency transactions                              (1,574,837)     (31,111,821)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      27,966,972

 Assets and liabilities in foreign currencies               (129,993)       27,836,979

NET GAIN (LOSS)                                                             (3,274,842)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 12,309,070
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                              YEAR ENDED       YEAR ENDED
                                                              DECEMBER 31,     DECEMBER 31,
                                                              1995             1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                    $ 15,583,912     $ 13,936,916
Net investment income

 Net realized gain (loss)                                      (31,111,821)     (14,958,712)

 Change in net unrealized appreciation (depreciation)          27,836,979       (36,994,200)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               12,309,070       (38,015,996)
FROM OPERATIONS

Distributions to shareholders                                  (16,705,028)     (11,818,195)
From net investment income

 In excess of net investment income                            -                (1,279,408)

 From net realized gain                                        -                (4,749,230)

 TOTAL DISTRIBUTIONS                                           (16,705,028)     (17,846,833)

Share transactions                                             196,063,449      898,437,029
Net proceeds from sales of shares

 Reinvestment of distributions                                 15,014,270       15,556,080

 Cost of shares redeemed                                       (209,771,056)    (965,609,596)

 Redemption fees                                               474,977          -

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               1,781,640        (51,616,487)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                      (2,614,318)      (107,479,316)

NET ASSETS

 Beginning of period                                           179,113,795      286,593,111

 End of period (including under (over) distribution of net    $ 176,499,477    $ 179,113,795
investment income of $5,102,448 and ($323,538),
respectively)

OTHER INFORMATION
Shares

 Sold                                                          22,179,711       81,572,692

 Issued in reinvestment of distributions                       1,656,239        1,354,349

 Redeemed                                                      (23,674,517)     (87,272,908)

 Net increase (decrease)                                       161,433          (4,345,867)


FINANCIAL HIGHLIGHTS

                                             YEARS ENDED DECEMBER 31,               MAY 4, 1993
                                                                                    (COMMENCEMENT

                                                                                    OF OPERATIONS) TO
                                                                                    DECEMBER 31,

                                             1995                       1994        1993

SELECTED PER-SHARE DATA

Net asset value, beginning of period         $ 10.190                   $ 13.070    $ 10.000

Income from Investment Operations             1.222                      .573 E      .486 D
Net investment income

 Net realized and unrealized gain (loss)      (.583)                     (2.687)     3.302

 Total from investment operations             .639                       (2.114)     3.788

Less Distributions                            (.916)                     (.529)      (.486)
From net investment income

 In excess of net investment income           -                          (.057)      (.062)

 From net realized gain                       -                          (.180)      (.170)

 Total distributions                          (.916)                     (.766)      (.718)

Redemption fees added to paid in capital      .037                       -           -

Net asset value, end of period               $ 9.950                    $ 10.190    $ 13.070

TOTAL RETURN B, C                             7.97%                      (16.55)%    38.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)      $ 176,499                  $ 179,114   $ 286,593

Ratio of expenses to average net assets       1.17%                      1.28%       1.24%
                                                                        F, G        A, G

Ratio of net investment income to average     9.51%                      5.87%       6.29% A
net assets

Portfolio turnover rate                       306%                       409%        324% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INCLUDES INTEREST EXPENSE OF $.008 PER SHARE.
F INCLUDES INTEREST EXPENSE OF .08% OF AVERAGE NET ASSETS
G FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity New Markets Income Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income, gains on investments or currency repatriation. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. REDEMPTION FEES. Shares held in the fund less than 180 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. A portion of the fee is accounted for as a reduction of transfer agent expenses. This portion of the redemption fee is used to offset the transaction costs and other expenses that short-term trading imposes on the fund and its shareholders. The remainder of the redemption fee is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS.
The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $23,884,988 or 13.5% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $411,890,832 and $411,332,603, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .55%. For the period, the management fee was equivalent to an annual rate of .70% of average net assets.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .1100% to .3700%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service. DISTRIBUTION AND SERVICE PLAN.
Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made to third parties under the Plan during the period. TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fee was equivalent to an annual rate of .25% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base
5. BANK BORROWINGS - CONTINUED
rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which loans were outstanding amounted to $2,653,000 and $1,992,000, respectively. The weighted average interest rate was 6.37%.
6. CONCENTRATION OF RISK
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
7. LITIGATION.
The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity New Markets Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Markets Income Fund (a fund of Fidelity Investment Trust) at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity New Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. /s/PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1996
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc. London, England
Fidelity Management & Research
 (Far East) Inc. Tokyo, Japan
Fidelity International Investment
 Advisors
Fidelity International Investment
 Advisors (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income Fund
Ginnie Mae Fund
Global Bond Fund
Government Securities Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Mortgage Securities Fund
New Markets Income Fund
Short-Intermediate Government Fund
Short-Term Bond Fund
Short-Term World Bond Fund
Spartan(registered trademark) Ginnie Mae Fund
Spartan Government Bond Fund
Spartan High Income Fund
Spartan Investment Grade Bond Fund
Spartan Limited Maturity
 Government Fund
Spartan Long-Term Government
 Bond Fund
Spartan Short-Intermediate
Government Fund
Spartan Short-Term Bond Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE